INCOME TAXES - Income before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
U.S.	$ 77,412	$ (776,331)	$ 304,349
Foreign	1,764	14,556	1,135
Earnings (loss) from continuing operations before income taxes	$ 79,176	$ (761,775)	$ 305,484